OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Assets And Liabilities
Customer acquisition costs (see Note 3)	$ 101		$ 83
Tax advances (non-income tax)	30		32
Other non-financial assets	32		20
Total other non-current assets	163	$ 192	135	[1]
Advances to suppliers	111		151
Input value added tax	158		149
Prepaid taxes	45		39
Other assets	40		28
Total other current assets	$ 354		$ 367	[1]

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.